SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Denominator: Weighted Average Common Stock
Weighted average shares outstanding( diluted)			8,355,393
Net income per share (diluted)			$ 0.26	$ (0.07)
Class A Common stock
Numerator: Net Income (Loss) minus Net Earnings
Allocation of net income (loss)	$ 1,481,770	$ (8,164,415)	$ 8,810,944	$ (2,338,367)	$ (12,476,946)	$ 14,231,590
Denominator: Weighted Average Common Stock
Weighted average shares outstanding (basic)	33,421,570	33,421,570	33,421,570	33,421,570	18,333,191	33,421,570
Weighted average shares outstanding( diluted)	33,421,570	33,421,570	33,421,570	33,421,570	18,333,191	33,421,570
Net income per share (basic)	$ 0.04	$ (0.24)	$ 0.26	$ (0.07)	$ (0.68)	$ 0.43
Net income per share (diluted)	$ 0.04		$ 0.26		$ (0.68)	$ 0.43
Class B Common stock
Numerator: Net Income (Loss) minus Net Earnings
Allocation of net income (loss)	$ 370,442	$ (2,041,104)	$ 2,202,736	$ (584,592)	$ (5,423,580)	$ 3,557,898
Denominator: Weighted Average Common Stock
Weighted average shares outstanding (basic)	8,355,393	8,355,393	8,355,393	8,355,393	7,969,220	8,355,393
Weighted average shares outstanding( diluted)	8,355,393	8,355,393	8,355,393	8,355,393	7,969,220	8,355,393
Net income per share (basic)	$ 0.04	$ (0.24)	$ 0.26	$ (0.07)	$ (0.68)	$ 0.43
Net income per share (diluted)	$ 0.04	$ (0.24)	$ 0.26	$ (0.07)	$ (0.68)	$ 0.43